Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Schedule of Components of Trade and Other Payables	The components of trade and other payables are as follows:

	Yen in millions
	March 31,
	2020	2021
Trade accounts payable	24,140	27,545
Other payable	19,898	22,857

Total	44,038	50,402